Credit Risk - Disclosure of Reconciliation of Exposures, ECL and Net Carrying Amounts (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Exposure	£ 300,969	£ 312,830
ECL	994
Allowance account for credit losses of financial assets		1,007
Assets classified at FVTPL	285	122
Total assets	282,083	292,243
Provisions	405	380
Macro hedge of interest rate risk	(630)	(2,654)
Mortgages
Disclosure of credit risk exposure [line items]
ECL	244
Allowance account for credit losses of financial assets		253
Credit cards
Disclosure of credit risk exposure [line items]
ECL	140
Allowance account for credit losses of financial assets		130
Other
Disclosure of credit risk exposure [line items]
ECL	160
Allowance account for credit losses of financial assets		164
Consumer Finance
Disclosure of credit risk exposure [line items]
ECL	70	67
Allowance account for credit losses of financial assets		67
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
ECL	380
Allowance account for credit losses of financial assets		393
Corporate Centre
Disclosure of credit risk exposure [line items]
ECL	0
Allowance account for credit losses of financial assets		0
On-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	269,530	280,972
ECL	916
Allowance account for credit losses of financial assets		933
Net carrying amount	268,614	280,039
Joint ventures	4,488	4,165
Other items	960	904
Adjusted net carrying amount	274,062	285,108
Assets classified at FVTPL	2,074	2,873
Non-financial assets	5,947	4,262
Total assets	282,083	292,243
On-balance sheet | Retail and Business Banking
Disclosure of credit risk exposure [line items]
Exposure	182,267	194,661
ECL	501
Allowance account for credit losses of financial assets		504
Net carrying amount	181,766	194,157
On-balance sheet | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	175,239	187,141
ECL	241
Allowance account for credit losses of financial assets		250
Net carrying amount	174,998	186,891
On-balance sheet | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	2,674	2,558
ECL	130
Allowance account for credit losses of financial assets		120
Net carrying amount	2,544	2,438
On-balance sheet | Other
Disclosure of credit risk exposure [line items]
Exposure	4,354	4,962
ECL	130
Allowance account for credit losses of financial assets		134
Net carrying amount	4,224	4,828
On-balance sheet | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	5,228	5,384
ECL	70
Allowance account for credit losses of financial assets		67
Net carrying amount	5,158	5,317
On-balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	17,939	18,518
ECL	345
Allowance account for credit losses of financial assets		362
Net carrying amount	17,594	18,156
On-balance sheet | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	64,096	62,409
ECL	0
Allowance account for credit losses of financial assets		0
Net carrying amount	64,096	62,409
Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposure	31,439	31,858
Provisions	78	74
Off-balance sheet | Retail and Business Banking
Disclosure of credit risk exposure [line items]
Exposure	22,090	21,722
Provisions	43	42
Off-balance sheet | Mortgages
Disclosure of credit risk exposure [line items]
Exposure	8,329	8,029
Provisions	3	3
Off-balance sheet | Credit cards
Disclosure of credit risk exposure [line items]
Exposure	10,442	10,288
Provisions	10	10
Off-balance sheet | Other
Disclosure of credit risk exposure [line items]
Exposure	3,319	3,405
Provisions	30	29
Off-balance sheet | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	0	356
Provisions	0	0
Off-balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	9,338	9,780
Provisions	35	32
Off-balance sheet | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	11	0
Provisions	£ 0	£ 0